Goodwill and Intangible Assets, Net (Tables)	9 Months Ended
Sep. 30, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill
The composition of goodwill and intangible assets at September 30, 2014 and December 31, 2013 consisted of the following:

September 30, 2014	Gross Balance	Accumulated Amortization	Net Value	Useful Life
Trademarks	8,200	5,585	2,615	5 years
Loss reserve discount	12,451	11,988	463	7 years
Agent relationships	30,422	8,220	22,202	11 - 17 years
Affinity partners	800	344	456	11 years
Operating lease	3,508	3,508	—	4.6 years
Non-compete	2,500	2,292	208	5 years
Value in policies-in-force	8,461	260	8,201	1 year
Renewal rights	30,000	792	29,208	3 years
Management contracts	118,600	—	118,600	indefinite life
State licenses	62,015	—	62,015	indefinite life
Goodwill	97,711	—	97,711	indefinite life
Total	$374,668	$32,989	$341,679
NGHC	$360,807	$32,636	$328,171
Reciprocal Exchanges	13,861	353	13,508
Total	$374,668	$32,989	$341,679

December 31, 2013	Gross Balance	Accumulated Amortization	Net Value	Useful Life
Trademarks	$5,900	$4,757	$1,143	5 years
Loss reserve discount	12,451	11,672	779	7 years
Agent relationships	31,850	3,591	28,259	11 - 17 years
Affinity partners	800	289	511	11 years
Operating lease	3,508	2,934	574	4.6 years
Non-compete	2,500	1,917	583	5 years
State licenses	54,715	—	54,715	indefinite life
Goodwill	70,351	—	70,351	indefinite life
Total	$182,075	$25,160	$156,915

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
The estimated aggregate amortization expense for each of the next five years is:

	NGHC	Reciprocal Exchanges	Total
Year ending
2014	$3,296	$2,230	$5,526
2015	13,259	6,453	19,712
2016	12,915	460	13,375
2017	9,363	460	9,823
2018 and thereafter	14,112	805	14,917
	$52,945	$10,408	$63,353